Cover	Jan. 10, 2022
Cover [Abstract]
Entity Registrant Name	THE HEALING COMPANY INC.
Entity Central Index Key	0001441082
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 10, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-152805
Entity Tax Identification Number	26-2862618
Security 12b Title	Common Shares
Trading Symbol	THCC
Entity Address Postal Zip Code	11249
Entity Address Address Line 1	11th Floor
Entity Address Address Line 2	Ten Grand Street
Entity Address City Or Town	Brooklyn
Entity Address State Or Province	NY
City Area Code	1 866
Local Phone Number	241-0670